RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 13 – RELATED PARTY TRANSACTIONS

The relationship of related parties is summarized as follow:

Name of Related Party	Relationship to the Company
Ms. Fan Zhou	Controlling shareholder of the Company
China Youth Langton (Canada) Education Technology Co. Ltd. (“Langton”)	Related due to Ms. Fan Zhou and her immediate family member were directors of Langton before June 2021
PrideMax Express (“Express”)	Controlled by spouse of the general manager of Farvision Development
PrideMax Medical Supplies Inc.(“Medical”)	The general manager of Farvision Development was formally the sole director of Medical until June 1, 2020.
Jason Wang	General manager of Farvision Development
Kelly Xu	Operation manager and minority shareholder of Lowell
Rusheng Wu	Principal of Toronto ESchool and spouse of the minority shareholder of Toronto ESchool

(1)	Account receivable – related party

As of March 31, 2022 and 2021, account receivable – related party consists of the following:

	March 31,	March 31,
	2022	2021

Accounts receivable from Langton	$–	$286,272
Total	$–	$286,272

Langton has entered a three-year term lease agreement with the Company commenced on January 1, 2018. The lease was renewed for another 3 years from January 1, 2021 to December 31, 2023. The monthly rent including basic and additional rent and applicable sale tax is $23,856. During the year ended March 31, 2022 and 2021, the Company has recognized rental income of $127,115 and $241,327 from Langton, respectively. As at September 30, 2021, the lease agreement was terminated under mutual agreement of both parties. As at March 31, 2022 and 2021, the Company has accounts receivable balance of $nil and $286,272 from Langton.

(2)	Due from related party

As of March 31, 2022 and 2021, due from related party consists of the following:

	March 31,	March 31,
	2022	2021

Due from Langton	$120,075	$3,104,042
Due from minority interest shareholder (Lowell Academy)	120,723	–
Due from Kelly Xu (Lowell Academy)	167,520
Due from Jason Wang as minority interest shareholder (Princeton Education)	24,358	–
Total	$432,676	$3,104,042

The Company periodically provides working capital loans and joint investments in educational industry to support Langton’s operations when needed. Such advance was non-interest bearing and due on demand. Subsequent to the year ended March 31, 2022, Langton has fully repaid outstanding balance back to the Company.

The Company has a receivable balance from two minority interest shareholders due to the acquisition of Lowell Academy and Princeton Education, as the minority interest shareholders are personally responsible for liabilities incurred before the purchase date, and Ms. Fan Zhou is also personally guaranteed on these loans’ collectability.

(3)	Related parties loan receivable

As of March 31, 2022 and 2021, related parties loan receivable consists of the following:

	As of March 31,
Name	2022	2021

Jason Wang	$–	$91,186
Express	–	99,955
Medical	–	233,134
	–	424,275
Less: current portion of loan receivable	–	(105,898)
Total	$–	$318,377

The Company has entered into loan agreements with above two related companies to provide working capital to support their daily operation and a related individual as the management of one subsidiary. Interest rate applied to these loans are in the range of 2%-3% per annum, and the loans have maturity dates between October 2021 and July 2022. During the year ended March 31, 2022, the outstanding balances have been fully received.

(4)	Due to related parties

	As of March 31,
Name	2022	2021

Ms. Fan Zhou (a)	$7,149,165	$1,471,191
Minority interest shareholder at MTM Animation (b)	67,488	–
Rusheng Wu	2,369	–
Total	$7,219,022	$1,471,191

(c)	The balance represented unsecured, due on demand and interest free borrowings between the Company and the controlling shareholder, Ms. Fan Zhou. Ms. Fan Zhou periodically provides funds to support the Company’s investment and acquisition when needed. As of March 31, 2022 and 2021, the balance due to Ms. Zhou amounted to $7,149,165 and $1,471,191, respectively.

(d)	Per the purchase agreement, the original shareholder of MTM Animation has right to withdraw their original shareholder advance subsequent to the Closing date. The balance is unsecured, due on demand and interest free. Subsequently to March 31, 2022, the minority shareholder has advanced additional $400,150 (C$500,000) to MTM Animation to support its daily operations.